UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Aug. 31, 2019 shares	Dec. 31, 2018 CNY (¥) shares
Allowance for doubtful accounts, accounts receivable	¥ 1,486,919		¥ 1,446,994		¥ 1,433,449
Allowance for doubtful accounts, other receivable	6,930		17,396		36,773
Allowance for doubtful accounts, loans receivable	56,466		320,944		615,592
Allowance for doubtful accounts, contract assets	14,321		14,749		2,255			¥ 329
Deferred revenue	10,079	$ 1,561	82,643	$ 12,800	788,906
Payroll and welfare payable	14,041	2,175	34,540	5,350	41,646
Income taxes payable	272,896	42,266	255,244	39,532	320,350
Accrued expenses and other liabilities	786,213	121,768	726,686	112,549	1,229,110
Operating lease liabilities	25,604	3,966	29,503	4,569	125,407
Amounts due to related parties	23,590	3,654	25,289	3,917	29,902
Deferred tax liabilities	¥ 8,504	$ 1,317	¥ 9,280	$ 1,437	¥ 17,215
Ordinary shares, shares issued | shares			203,510,681	203,510,681	195,191,000			162,672,800
Ordinary shares, shares outstanding | shares	203,510,681	203,510,681	203,510,681	203,510,681	195,191,000		195,191,000	162,672,800
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.00001		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized | shares	4,600,000,000	4,600,000,000	4,600,000,000	4,600,000,000	4,600,000,000
Ordinary shares, shares issued | shares	142,348,281	142,348,281	142,348,281	142,348,281	128,228,600
Ordinary shares, shares outstanding | shares	142,348,281	142,348,281	142,348,281	142,348,281	128,228,600		128,228,600
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.00001		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized | shares	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued | shares	61,162,400	61,162,400	61,162,400	61,162,400	66,962,400
Ordinary shares, shares outstanding | shares	61,162,400	61,162,400	61,162,400	61,162,400	66,962,400		66,962,400
VIEs
Deferred revenue	¥ 9,904		¥ 81,246		¥ 772,340
Payroll and welfare payable	12,614		29,152		35,958
Income taxes payable	238,179		224,533		303,684
Accrued expenses and other liabilities	274,219		238,170		1,056,128
Operating lease liabilities	15,408		19,100		119,005
Amounts due to related parties	23,967		24,146		29,902
Deferred tax liabilities	¥ 5,392		¥ 5,742		¥ 13,200